Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings

(7) Other Borrowings

The Company enters into repurchase agreements with customers that sweep funds from deposit accounts into investment accounts. These investment accounts are not federally insured and are treated as borrowings. These agreements require the Company to pledge securities as collateral for these borrowings. At December 31, 2011 and 2010, the outstanding balance of such borrowings totaled approximately $1.8 million and $3.1 million, respectively, and the Company pledged securities with a carrying value of approximately $4.2 million and $4.8 million, respectively, as collateral for these agreements.

The Company had $8 million and $4 million under unsecured credit facilities with correspondent banks at December 31, 2011 and 2010, respectively. The Company also had an additional $3 million under a secured credit facility with a correspondent bank at December 31, 2011 and 2010, respectively. There were no amounts outstanding in connection with these agreements at December 31, 2011 and 2010.